LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 01, 2021	Nov. 30, 2021	Dec. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Operating lease liability	$ 35,359	$ 30,936	$ 30,936	$ 33,471	$ 33,471	$ 25,630	$ 25,630	$ 35,359	$ 36,362	$ 36,362	$ 36,362
Discounted rate									5.60%
Amortization of the operating lease right of use asset	$ 1,464	$ 4,378	$ 5,842	$ 10,971	$ 12,435	$ 17,455	$ 18,919	$ 1,464